Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains on investment securities	[1]	¥ 132,723	¥ 631,154	¥ 307,476
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(28,953)	(280,258)	(274,278)
Net change		103,770	350,896	33,198
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains on investment securities	[1]	(24,690)	(204,916)	(107,082)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		9,100	84,328	86,845
Net change		(15,590)	(120,588)	(20,237)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains on investment securities	[1]	108,033	426,238	200,394
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests		(19,853)	(195,930)	(187,433)
Net change	[1]	88,180	230,308	12,961
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests		27,564	(13,941)	(19,023)
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group	[1]	60,616	244,249	31,984
Net debt valuation adjustments, Before tax:
Net debt valuation adjustments		13,006	(3,555)	(12,693)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		1,016	417	215
Net change		14,022	(3,138)	(12,478)
Net debt valuation adjustments, Tax (expense) or benefit:
Net debt valuation adjustments		(3,982)	1,088	3,994
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		(311)	(128)	(68)
Net change		(4,293)	960	3,926
Net debt valuation adjustments, Net of tax:
Net debt valuation adjustments		9,024	(2,467)	(8,699)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests		705	289	147
Net change		9,729	(2,178)	(8,552)
Net debt valuation adjustments attributable to noncontrolling interests
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group		9,729	(2,178)	(8,552)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized losses on derivatives qualifying for cash flow hedges		(10,397)	(3,430)	(4,321)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		3,662	(8,016)	(18,367)
Net change		(6,735)	(11,446)	(22,688)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized losses on derivatives qualifying for cash flow hedges		2,825	1,571	2,041
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(980)	2,850	7,402
Net change		1,845	4,421	9,443
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized losses on derivatives qualifying for cash flow hedges		(7,572)	(1,859)	(2,280)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		2,682	(5,166)	(10,965)
Net change		(4,890)	(7,025)	(13,245)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group		(4,890)	(7,025)	(13,245)
Defined benefit plans, Before tax:
Defined benefit plans		(126,001)	154,708	131,971
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(1,168)	5,904	20,105
Net change		(127,169)	160,612	152,076
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans		37,655	(48,537)	(41,852)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		574	(2,237)	(6,652)
Net change		38,229	(50,774)	(48,504)
Defined benefit plans, Net of tax:
Defined benefit plans		(88,346)	106,171	90,119
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(594)	3,667	13,453
Net change		(88,940)	109,838	103,572
Defined benefit plans attributable to noncontrolling interests		(260)	826	212
Defined benefit plans attributable to Mitsubishi UFJ Financial Group		(88,680)	109,012	103,360
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments		(18,062)	(137,811)	(148,460)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(9,002)	(1,494)	3,293
Net change		(27,064)	(139,305)	(145,167)
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments		(17,932)	32,767	2,424
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		2,784	1,760	(467)
Net change		(15,148)	34,527	1,957
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments		(35,994)	(105,044)	(146,036)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests		(6,218)	266	2,826
Net change		(42,212)	(104,778)	(143,210)
Foreign currency translation adjustments attributable to noncontrolling interests		(6,095)	14,435	(5,954)
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group		(36,117)	(119,213)	(137,256)
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group		¥ (59,342)	¥ 224,845	¥ (23,709)

[1]	Included unrealized gains (losses) related to only debt securities for the fiscal year ended March 31, 2019.